Share Capital - Summary of Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure Of Classes Of Share Capital [Line Items]
Options outstanding	4,302,617	4,718,302	6,101,764
Options granted	3,165,916	4,722,281	1,036,523
Options forfeited	(52,525)	(2,899,801)	(1,341,676)
Options exercised	(659,414)	(2,238,165)	(1,078,309)
Options outstanding	6,756,594	4,302,617	4,718,302
Bottom of Range
Disclosure Of Classes Of Share Capital [Line Items]
Options outstanding	4,302,617	4,718,302
Options outstanding	6,756,594	4,302,617	4,718,302
Option with Expiry Date 15/07/2023
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2013
Option exercise price | £ / shares	£ 1.06
Options outstanding	10,000
Options outstanding	10,000	10,000
Expiry date	15/07/2023
Option with Expiry Date 16/06/2024
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2014
Option exercise price | £ / shares	£ 1.06
Options outstanding	12,000
Options outstanding	12,000	12,000
Expiry date	16/06/2024
Option with Expiry Date 31/01/2021
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2014
Option exercise price | £ / shares	£ 1.06
Options outstanding	9,000
Options outstanding	9,000	9,000
Expiry date	31/01/2021
Option with Expiry Date 06/07/2025
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2015
Option exercise price | £ / shares	£ 1.06
Options outstanding	10,000
Options outstanding	10,000	10,000
Expiry date	06/07/2025
Option with Expiry Date 16/11/2025
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2015
Option exercise price | £ / shares	£ 1.06
Options outstanding	6,000
Options outstanding	6,000	6,000
Expiry date	16/11/2025
Option with Expiry Date 05/01/2026
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2016
Option exercise price | £ / shares	£ 1.63
Options outstanding	10,736
Options outstanding	10,736	10,736
Expiry date	05/01/2026
Option with Expiry Date 04/04/2026
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2016
Option exercise price | £ / shares	£ 1.28
Options outstanding	13,672
Options outstanding	13,672	13,672
Expiry date	04/04/2026
Option with Expiry Date 06/01/2021
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2016
Option exercise price | £ / shares	£ 0.05
Options outstanding	480,000
Options exercised	(480,000)
Options outstanding		480,000
Expiry date	06/01/2021
Option with Expiry Date 23/05/2026
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2016
Option exercise price | £ / shares	£ 1.12
Options outstanding	8,839
Options outstanding	8,839	8,839
Expiry date	23/05/2026
Option with Expiry Date 02/07/2026
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2016
Option exercise price | £ / shares	£ 1.04
Options outstanding	16,968
Options outstanding	16,968	16,968
Expiry date	02/07/2026
Option with Expiry Date 07/06/2020
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2016
Option exercise price | £ / shares	£ 1.00
Options outstanding	60,000
Options exercised	(60,000)
Options outstanding		60,000
Expiry date	07/06/2020
Option with Expiry Date 01/09/2026
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2016
Option exercise price | £ / shares	£ 1.06
Options outstanding	10,000
Options outstanding	10,000	10,000
Expiry date	01/09/2026
Option with Expiry Date 18/04/2027
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2017
Option exercise price | £ / shares	£ 0.85
Options outstanding	56,470
Options exercised	(56,470)
Options outstanding		56,470
Expiry date	18/04/2027
Option with Expiry Date 03/07/2027
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2017
Option exercise price | £ / shares	£ 0.94
Options outstanding	27,500
Options outstanding	27,500	27,500
Expiry date	03/07/2027
Option with Expiry Date 18/09/2027
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2017
Option exercise price | £ / shares	£ 1.47
Options outstanding	24,000
Options outstanding	24,000	24,000
Expiry date	18/09/2027
Option with Expiry Date 13/11/2027
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2017
Option exercise price | £ / shares	£ 2.05
Options outstanding	50,000
Options outstanding	50,000	50,000
Expiry date	13/11/2027
Option with Expiry Date 01/12/2027
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2017
Option exercise price | £ / shares	£ 1.99
Options outstanding	70,000
Options outstanding	70,000	70,000
Expiry date	01/12/2027
Option with Expiry Date 01/02/2028
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2018
Option exercise price | £ / shares	£ 0.05
Options outstanding	148,458
Options forfeited	(7,760)
Options outstanding	140,698	148,458
Expiry date	01/02/2028
Option with Expiry Date 22/07/2028
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2018
Option exercise price | £ / shares	£ 0.05
Options outstanding	19,000
Options outstanding	19,000	19,000
Expiry date	22/07/2028
Option with Expiry Date 12/08/2028
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2018
Option exercise price | £ / shares	£ 0.05
Options outstanding	8,200
Options outstanding	8,200	8,200
Expiry date	12/08/2028
Option with Expiry Date 02/09/2028
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2018
Option exercise price | £ / shares	£ 0.05
Options outstanding	19,000
Options outstanding	19,000	19,000
Expiry date	02/09/2028
Option with Expiry Date 30/09/2028
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2018
Option exercise price | £ / shares	£ 0.05
Options outstanding	22,068
Options outstanding	22,068	22,068
Expiry date	30/09/2028
Option with Expiry Date 15/01/2020
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2018
Option exercise price | £ / shares	£ 0.05
Options outstanding	23,625
Options forfeited	(23,625)
Options outstanding		23,625
Expiry date	15/01/2020
Option with Expiry Date 14/10/2028
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2018
Option exercise price | £ / shares	£ 0.05
Options outstanding	14,800
Options outstanding	14,800	14,800
Expiry date	14/10/2028
Option with Expiry Date 02/01/2029
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2019
Option exercise price | £ / shares	£ 0.05
Options outstanding	9,075
Options outstanding	9,075	9,075
Expiry date	02/01/2029
Option with Expiry Date 13/01/2029
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2019
Option exercise price | £ / shares	£ 0.05
Options outstanding	10,206
Options outstanding	10,206	10,206
Expiry date	13/01/2029
Option with Expiry Date 16/04/2029
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2019
Option exercise price | £ / shares	£ 0.05
Options outstanding	100,000
Options outstanding	100,000	100,000
Expiry date	16/04/2029
Option with Expiry Date 02/06/2029
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2019
Option exercise price | £ / shares	£ 0.05
Options outstanding	200,000
Options outstanding	200,000	200,000
Expiry date	02/06/2029
Option with Expiry Date 03/09/2029
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2019
Option exercise price | £ / shares	£ 0.05
Options outstanding	30,000
Options outstanding	30,000	30,000
Expiry date	03/09/2029
Option with Expiry Date 03/09/2029
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2019
Option exercise price | £ / shares	£ 0.05
Options outstanding	150,000
Options outstanding	150,000	150,000
Expiry date	30/09/2029
Option with Expiry Date 03/11/2029
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2019
Option exercise price | £ / shares	£ 0.05
Options outstanding	23,000
Options outstanding	23,000	23,000
Expiry date	03/11/2029
Option with Expiry Date 06/10/2029
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2019
Options outstanding	2,650,000
Options exercised	(62,944)
Options outstanding	2,587,056	2,650,000
Expiry date	06/10/2029
Option with Expiry Date 06/10/2029 | Bottom of Range
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares	£ 0.05
Option with Expiry Date 06/10/2029 | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares	£ 1.90
Option with Expiry Date 23/02/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	47,407
Options outstanding	47,407
Expiry date	23/02/2030
Option with Expiry Date 30/01/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	10,000
Options outstanding	10,000
Expiry date	30/01/2030
Option with Expiry Date 09/03/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	5,500
Options outstanding	5,500
Expiry date	09/03/2030
Option with Expiry Date 29/03/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	13,000
Options outstanding	13,000
Expiry date	29/03/2030
Option with Expiry Date 02/03/2023
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	9,000
Options outstanding	9,000
Expiry date	02/03/2023
Option with Expiry Date 15/03/2024
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Options granted	360,000
Options outstanding	360,000
Expiry date	15/03/2024
Option with Expiry Date 15/03/2024 | Bottom of Range
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares	£ 1.90
Option with Expiry Date 15/03/2024 | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares	£ 4.07
Option with Expiry Date 30/04/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	16,200
Options outstanding	16,200
Expiry date	30/04/2030
Option with Expiry Date 10/05/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	32,600
Options outstanding	32,600
Expiry date	10/05/2030
Option with Expiry Date 20/05/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Options granted	500,000
Options outstanding	500,000
Expiry date	20/05/2030
Option with Expiry Date 20/05/2030 | Bottom of Range
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares	£ 0.05
Option with Expiry Date 20/05/2030 | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares	£ 4.40
Option with Expiry Date 25/05/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	13,000
Options outstanding	13,000
Expiry date	25/05/2030
Option with Expiry Date 31/05/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	19,000
Options outstanding	19,000
Expiry date	31/05/2030
Option with Expiry Date 30/06/2020
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	8,740
Options forfeited	(8,740)
Expiry date	30/06/2020
Option with Expiry Date 14/06/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	42,800
Options outstanding	42,800
Expiry date	14/06/2030
Option with Expiry Date 30/06/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	20,000
Options outstanding	20,000
Expiry date	30/06/2030
Option with Expiry Date 19/07/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	16,000
Options outstanding	16,000
Expiry date	19/07/2030
Option with Expiry Date 23/10/2020
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	12,400
Options forfeited	(12,400)
Expiry date	23/10/2020
Option with Expiry Date 12/07/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	23,600
Options outstanding	23,600
Expiry date	12/07/2030
Option with Expiry Date 19/07/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	10,340
Options outstanding	10,340
Expiry date	19/07/2030
Option with Expiry Date 05/07/2023
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	72,000
Options outstanding	72,000
Expiry date	05/07/2023
Option with Expiry Date 02/08/2023
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	44,000
Options outstanding	44,000
Expiry date	02/08/2023
Option with Expiry Date 02/08/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	11,500
Options outstanding	11,500
Expiry date	02/08/2030
Option with Expiry Date 14/09/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Options granted	1,813,000
Options outstanding	1,813,000
Expiry date	14/09/2030
Option with Expiry Date 14/09/2030 | Bottom of Range
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares	£ 0.05
Option with Expiry Date 14/09/2030 | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares	£ 4.68
Option with Expiry Date 05/10/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	18,000
Options outstanding	18,000
Expiry date	05/10/2030
Option with Expiry Date 07/09/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	9,600
Options outstanding	9,600
Expiry date	07/09/2030
Option with Expiry Date 03/11/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 0.05
Options granted	10,400
Options outstanding	10,400
Expiry date	03/11/2030
Option with Expiry Date 01/10/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Options granted	15,119
Options outstanding	15,119
Expiry date	01/10/2030
Option with Expiry Date 01/10/2030 | Bottom of Range
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares	£ 0.05
Option with Expiry Date 01/10/2030 | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price | £ / shares	£ 4.37
Option with Expiry Date 05/10/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 4.16
Options granted	1,250
Options outstanding	1,250
Expiry date	05/10/2030
Option with Expiry Date 02/11/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 3.45
Options granted	3,710
Options outstanding	3,710
Expiry date	02/11/2030
Option with Expiry Date 09/11/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 4.41
Options granted	4,308
Options outstanding	4,308
Expiry date	09/11/2030
Option with Expiry Date 16/11/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 4.55
Options granted	1,846
Options outstanding	1,846
Expiry date	16/11/2030
Option with Expiry Date 23/11/2030
Disclosure Of Classes Of Share Capital [Line Items]
Year of issue	2020
Option exercise price | £ / shares	£ 4.26
Options granted	1,596
Options outstanding	1,596
Expiry date	23/11/2030